Fair Value Measurements and Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	$ 950	$ 825
Fair value of liabilities measured on a recurring basis	459	2,039
Other assets | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	74	123
Other assets | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	366	576
Other assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	54	71
Other assets | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	450	45
Other assets | Interest rate caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	6	10
Other liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	413	236
Other liabilities | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	46	1,803
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	74	133
Fair value of liabilities measured on a recurring basis	0	0
Level 1 | Other assets | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	74	123
Level 1 | Other assets | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	0	10
Level 1 | Other assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	0	0
Level 1 | Other assets | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	0	0
Level 1 | Other assets | Interest rate caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	0	0
Level 1 | Other liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	0	0
Level 1 | Other liabilities | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	876	692
Fair value of liabilities measured on a recurring basis	459	2,039
Level 2 | Other assets | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	0	0
Level 2 | Other assets | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	366	566
Level 2 | Other assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	54	71
Level 2 | Other assets | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	450	45
Level 2 | Other assets | Interest rate caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	6	10
Level 2 | Other liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	413	236
Level 2 | Other liabilities | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	46	1,803
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	0	0
Fair value of liabilities measured on a recurring basis	0	0
Level 3 | Other assets | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	0	0
Level 3 | Other assets | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	0	0
Level 3 | Other assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	0	0
Level 3 | Other assets | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	0	0
Level 3 | Other assets | Interest rate caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	0	0
Level 3 | Other liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	0	0
Level 3 | Other liabilities | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	$ 0	$ 0